SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Supplemental Financial Information Other Accounts Receivable [Table Text Block]
Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2014	2015

Government departments	$12,934	$16,394
Employees(1)	433	330
Prepaid expenses and advances to suppliers	15,829	15,465
Restricted deposits	484	6
Related Parties	403	224
Other	1,214	165

Total	$31,297	$32,584

Schedule Of Supplemental Financial Information Liabilities To Banks [Table Text Block]
Liabilities to Banks and other financial institutions:

Composition:

	December 31,		December 31,
	2015		2014	2015
	Interest rate	Linkage
	%	basis

Bank credit	2.2	NIS-Unlinked	$378	$51
Short-term bank loans	1.75-2.25	NIS-Unlinked	15,313	21,274
Current maturities and accumulated interest on long-term loans from banks and other financial institutions (see Note 10)	2.64-5.85	NIS-Unlinked	27,498	37,744

Total			$43,190	$59,069

Schedule Of Supplemental Financial Information Other Accounts Payable [Table Text Block]
Other accounts payable:

Composition:

	December 31,
	2014	2015

Government institutions	$13,216	$13,722
Customer advances	187	697
Accrued royalties to the OCS (Note 15f)	788	-
Accrued interest on debentures (Note 11)	-	213
Related parties	488	899
Accrued expenses and other current liabilities	8,646	1,184

Total	$23,325	$16,715

Schedule Of Supplemental Financial Information Financial Expenses [Table Text Block]
Financial expenses, net:

Composition:

	Year ended December 31,
	2013	2014	2015

Financial income	$983	$2,888	$738
Financial costs related to long-term debt	(4,629)	(6,800)	(6,117)
Financial costs related Debentures	-	-	(460)
Financial costs related to short-term credit and others	(3,577)	(1,862)	(3,327)
Gain (loss) from marketable securities, net (1) (2)	987	908	912

Total	$(6,236)	$(4,866)	$(8,254)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2013, 2014 and 2015 in amounts of $ 985, $ 908 and $ 114, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).

Schedule Of Supplemental Financial Information Other Expenses Income [Table Text Block]	Other expenses (income), net: Composition:
	Year ended December 31,
	2013	2014	2015

Gain on sale of fixed assets, net	$14	$-	$-
Other loss (income)	-	(5)	2

Total	$14	$(5)	$2

Schedule Of Supplemental Financial Information Subsidiary [Table Text Block]
The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Insync	Total

Revenues:
2015	586,610	136,577	-	29,919	753,106
2014	586,618	-	27,299	22,785	636,702
2013	534,792	117,281	144,958	-	797,031

Inter-segment sales:
2015	2,551	-	-	-	2,551
2014	285	-	-	-	285
2013	870	-	280	-	1,150

Operating income:
2015	30,788	15,314	-	(208)	45,894
2014	30,003	-	3,350	1,682	35,035
2013	34,376	9,015	17,351		60,742

	Matrix	Sapiens	Magic	Insync	Total

Identifiable assets:
2015	354,901	-	-	6,337	361,238
2014	326,469	205,622	-	7,641	539,732

Goodwill:
2015	162,173	-	-	-	162,173
2014	155,974	217,257	-	-	373,231

Identifiable liabilities:
2015	223,983	-	-	1,257	225,240
2014	201,736	57,736	-	1,436	260,908

Depreciation and amortization:
2015	6,151	10,768		280	17,199
2014	7,400	-	1,386	(655)	8,131
2013	7,381	8,588	8,380	-	24,349

	Matrix	Sapiens	Magic	Insync	Total

Investments in segment assets:
2015	3,188	2,229	-	10	5,427
2014	3,848	-	161	29	4,038
2013	3,577	2,794	497	-	6,868

Schedule Of Supplemental Financial Information Reconciliation [Table Text Block]
The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2013	2014	2015

Revenues:
Revenues as above	$797,031	$636,702	$753,106
Less inter-segment transactions	(1,150)	(285)	(2,551)

Revenues as per statements of operations	$795,881	$636,417	$750,555

	December 31,
	2014	2015
Identifiable assets:
Total assets of operating segments	$912,963	$523,411
Assets not identifiable to a particular segment	216,661	548,038
Elimination of inter-segment assets and other	(4,500)	(4,500)

Total assets as per consolidated balance sheets	1,125,124	1,066,949

Identifiable liabilities:
Total liabilities of operating segments	260,908	225,240
Liabilities not identifiable to a particular segment	212,052	283,426
Elimination of inter-segment liabilities and other	(4,500)	(4,500)

Total liabilities as per consolidated balance sheets	468,460	504,166

Schedule Of Segment Reporting Information By Segment Long Lived Assets [Table Text Block]
Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2014	2015

Israel	$18,204	$13,540
United States	451	424
Europe	1,345	235
Japan	109	-
Other	17	-

Total	$20,126	$14,199

Schedule Of Segment Reporting Information By Segment Revenue [Table Text Block]
Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2013	2014	2015

Israel	$526,179	$531,193	$527,628
International:
United States	155,002	87,270	144,489
Europe	84,864	14,576	63,347
Other	29,836	3,378	15,091

Total	$795,881	$636,417	$750,555

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2013	2014	2015

Numerator:
Net income basic earnings per share - income available to shareholders	$80,687	$80,833	$73,795

Amount for diluted earnings per share - income available to shareholders	80,219	$80,541	$73,721

Weighted average shares outstanding
Denominator for basic net earnings per share	13,725	13,929	14,071
Effect of dilutive securities	398	479	673

Denominator for diluted net earnings per share	14,123	14,408	14,744

Basic net earnings per share	5.88	5.80	5.24

Diluted net earnings per share	$5.68	5.59	5.00